Capital Requirements and Other Regulatory Matters - Schedule of Bank's Actual Capital Amounts and Ratios (Details) $ in Thousands	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2014
Schedule of Capitalization [Line Items]
Tier 1 leverage capital, Capital Requirements, Minimum Ratio			0.04
Total risk-based capital, Capital Requirements, Minimum Ratio			0.08
Bank [Member]
Schedule of Capitalization [Line Items]
Tier 1 leverage capital, Actual Amount	$ 166,382	$ 166,340
Tier 1 leverage capital, Actual Ratio	0.1452	0.148
Tier 1 leverage capital, Capital Requirements, Minimum Amount	$ 45,836	$ 45,180
Tier 1 leverage capital, Capital Requirements, Minimum Ratio	0.04	0.04
Tier 1 leverage capital, Capital Requirements, Well Capitalized Amount	$ 57,296	$ 56,476
Tier 1 leverage capital, Capital Requirements, Well Capitalized Ratio	0.05	0.05
Common Equity Tier One Capital	$ 166,382	$ 166,340
Common Equity Tier One Capital Ratio	0.2005	0.2267
Common Equity Tier One Capital Required for Capital Adequacy	$ 37,335	$ 33,013
Common Equity Tier One Capital Required for Capital Adequacy, Minimum ratio	0.045	0.045
Common Equity Tier One Capital Required to be Well-Capitalized	$ 53,929	$ 47,685
Common Equity Tier One Capital Required to be Well-Capitalized ratio	0.065	0.065
Tier 1 risk-based capital	$ 166,382	$ 166,340
Tier 1 risk-based capital , Ratio	0.2005	0.2267
Tier 1 Risk-Based Capital, Capital Adequacy, Minimum	$ 49,780	$ 44,017
Tier 1 Risk-Based Capital Ratio, Capital Adequacy, Minimum	0.06	0.06
Tier 1 Risk-Based Capital, Well Capitalized, Minimum	$ 66,374	$ 58,690
Tier 1 Risk-Based Capital Ratio, Well Capitalized, Minimum	0.08	0.08
Total risk-based capital, Actual Amount	$ 172,155	$ 172,543
Total risk-based capital, Actual Ratio	0.2075	0.2352
Total risk-based capital, Capital Requirements, Minimum Amount	$ 66,374	$ 58,690
Total risk-based capital, Capital Requirements, Minimum Ratio	0.08	0.08
Total risk-based capital, Capital Requirements, Well Capitalized Amount	$ 82,967	$ 73,362
Total risk-based capital, Capital Requirements, Well Capitalized Ratio	0.10	0.10